Investments (Details Textual) - Anglo Pacific Group [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 08, 2018	Dec. 31, 2018
Disclosure of financial assets [line items]
Number of shares acquired	478,951
Proceeds From Sale Of Investments Held For Trading		$ 1.0